As filed with the Securities and Exchange              Registration No. 33-81216
Commission on October 12, 2001                         Registration No. 811-2513

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------

                       Post-Effective Amendment No. 19 To
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------

     Variable Annuity Account C of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

                   60 days after filing pursuant to paragraph (a)(2) of Rule 485
      --------
         X         on December 11, 2001 pursuant to paragraph (a)(1) of Rule 485
      --------

                                  PARTS A AND B

The Prospectus and Statement of Additional Information, each dated May 1, 2001, are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 19 by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 33-81216), as filed on April 9, 2001 and declared effective on May 1, 2001.

A Supplement to the Prospectus and a Supplement to the Statement of Additional Information, each dated December 11, 2001, are included in Parts A and B, respectively, of this Post-Effective Amendment.

                           VARIABLE ANNUITY ACCOUNT C

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

                      SUPPLEMENT DATED DECEMBER 11, 2001 TO
                          PROSPECTUS DATED MAY 1, 2001


The information in this supplement updates and amends certain information contained in the Prospectus dated May 1, 2001. You should read this supplement along with the Prospectus.


o Effective December 11, 2001, subject to state approval, the following replaces the subsection entitled "Fee Table - Fees Deducted from the Subaccounts":

     FEES DEDUCTED FROM THE AETNA FUND SUBACCOUNTS, PORTFOLIO PARTNERS SUBACCOUNTS AND PILGRIM FUND SUBACCOUNTS
     (Daily deductions equal to the given percentage of values invested in the subaccounts on an annual basis)

     MORTALITY AND EXPENSE RISK CHARGE..................................0.75%(1)
     ADMINISTRATIVE EXPENSE CHARGE......................................0.25%(2)
                                                                        -----
     TOTAL SEPARATE ACCOUNT EXPENSES....................................1.00%
                                                                        =====

     FEES DEDUCTED FROM ALL OTHER SUBACCOUNTS
     (Daily deductions equal to the given percentage of values invested in the subaccounts on an annual basis)

     MORTALITY AND EXPENSE RISK CHARGE..................................0.85%(1)
     ADMINISTRATIVE EXPENSE CHARGE......................................0.25%(2)
                                                                        -----
     TOTAL SEPARATE ACCOUNT EXPENSES....................................1.10%
                                                                        =====


     (1) The charge stated above applies to the accumulation phase only. During the income phase, the mortality and expense risk charge is 1.25% on an annual basis of amounts invested in the subaccounts.
     (2) This charge is currently only deducted during the accumulation phase. We are not currently deducting this charge during the income phase, although we reserve the right to do so.

o The following replaces the subsection entitled "Fee Table - Hypothetical Examples":

     HYPOTHETICAL EXAMPLES
     ACCOUNT FEES INCURRED OVER TIME. The following hypothetical examples show the fees paid over time if $1,000 is invested in a subaccount, assuming a 5% annual return on the investment. For the purpose of these examples, we deducted a mortality and expense risk charge of 0.75% on an annual basis for the Aetna Fund subaccounts, the Portfolio Partners subaccounts and the Pilgrim Fund subaccounts, and 0.85% on an annual basis for all other subaccounts. We also deducted the administrative expense charge of 0.25% on an annual basis. The total fund expenses are those shown in the column "Total Annual Expenses Without Waivers or Reductions" in the Fund Expense Table.

     ---------------------------------------------

     [arrow]  These examples are purely
     hypothetical.
     [arrow]  They should not be considered a        WHETHER OR NOT YOU WITHDRAW
     representation of past or future expenses       OR IF YOU SELECT AN INCOME
     or expected returns.                            PHASE PAYMENT OPTION AT THE
     [arrow]  Actual expenses and/or returns may     END OF THE PERIODS SHOWN,
     be more or less than those shown in these       YOU WOULD PAY THE FOLLOWING
     examples.                                       FEES:

     ---------------------------------------------

X.81216-01                                                         December 2001

                                                              1 YEAR           3 YEARS           5 YEARS          10 YEARS
     Aetna Ascent VP                                          $18              $55               $95              $206
     Aetna Balanced VP, Inc.                                  $16              $50               $87              $189
     Aetna Bond VP                                            $15              $47               $82              $179
     Aetna Crossroads VP                                      $18              $55               $95              $206
     Aetna Growth and Income VP                               $16              $50               $86              $188
     Aetna Index Plus Large Cap VP                            $15              $46               $79              $172
     Aetna Index Plus Mid Cap VP                              $16              $51               $88              $192
     Aetna Index Plus Small Cap VP                            $19              $58              $101              $218
     Aetna Legacy VP                                          $18              $55               $95              $207
     Aetna Money Market VP                                    $14              $42               $73              $161
     Aetna Value Opportunity VP                               $18              $55               $95              $206
     Calvert Social Balanced Portfolio                        $20              $62              $107              $231
     Fidelity VIP Equity-Income Portfolio                     $17              $52               $90              $197
     Fidelity VIP High Income Portfolio                       $18              $56               $96              $209
     Fidelity VIP II Asset Manager Portfolio                  $17              $54               $93              $202
     Fidelity VIP II Contrafund(R)Portfolio                   $18              $55               $95              $207
     Fidelity VIP II Index 500 Portfolio                      $15              $45               $78              $171
     Janus Aspen Aggressive Growth Portfolio                  $18              $55               $95              $207
     Janus Aspen Growth Portfolio                             $18              $56               $96              $208
     Janus Aspen Worldwide Growth Portfolio                   $18              $56               $97              $211
     MFS(R)Total Return Series                                $20              $63              $108              $233
     Oppenheimer Global Securities Fund/VA                    $18              $56               $96              $209
     Oppenheimer Strategic Bond Fund/VA                       $19              $59              $102              $221
     Pilgrim Emerging Markets Fund, Inc.                      $28              $85              $145              $307
     Pilgrim Natural Resources Trust                          $27              $83              $141              $299
     PPI MFS Capital Opportunities Portfolio                  $19              $60              $103              $222
     PPI MFS Emerging Equities Portfolio                      $18              $56               $97              $211
     PPI MFS Research Growth Portfolio                        $19              $58              $100              $216
     PPI Scudder International Growth Portfolio               $20              $63              $108              $233
     PPI T. Rowe Price Growth Equity Portfolio                $18              $55               $95              $206


o Subject to state approval, the following replaces the paragraph entitled "Amount" in the subsection entitled "Fees - Mortality and Expense Risk Charge":

     AMOUNT. Effective December 11, 2001, the mortality and expense risk charge during the accumulation phase is the following percentage on an annual basis of your account value invested in the subaccounts.

     Aetna Fund subaccounts, Portfolio Partners
     subaccounts and Pilgrim Fund subaccounts..............................0.75%
     All other subaccounts.................................................0.85%

     During the income phase, the mortality and expense risk charge is 1.25% on an annual basis of your account value invested in the subaccounts.

o Subject to state approval, the following replaces the subsection entitled "Fees - Administrative Expense Charge":

     ADMINISTRATIVE EXPENSE CHARGE

     AMOUNT. 0.25% on an annual basis from your account value invested in the funds.

     WHEN/HOW. Effective December 11, 2001, we deduct this fee daily during the accumulation phase from your account value held in the subaccounts corresponding to the funds you select. We do not currently deduct this fee during the income phase, although we reserve the right to do so. If we are imposing this fee under the contract when you enter the income phase, the fee will apply to you during the entire income phase.

     PURPOSE. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. The fee is not intended to exceed the average expected cost of administering the contracts. We do not expect to make a profit from this fee.


o The following replaces the subsection entitled "The Income Phase - Charges Deducted".

     CHARGES DEDUCTED. We make a daily deduction of 1.25% on an annual basis for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts selected, even though we no longer assume any mortality risk for you. We may also deduct a daily administrative charge of 0.25% annually from amounts held in the subaccounts.

o The following replaces the subsection entitled "The Income Phase - Death Benefit During the Income Phase" in order to specify that requests for payment of death benefit proceeds should be sent to our Home Office:

     DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the payment request in good order at our Home Office at the following address:
              Customer Service Settlements 5906
              ING Aetna Financial Services
              PO Box 2883
              Hartford, CT 06101-8785

                           VARIABLE ANNUITY ACCOUNT C

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

                    SUPPLEMENT DATED DECEMBER 11, 2001 TO THE
              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2001


The information in this supplement updates and amends certain information contained in the Statement of Additional Information dated May 1, 2001 (SAI). You should read this supplement along with the SAI.

o Subject to state approval, the following replaces the section entitled "AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized":

     The tables below reflect the average annual standardized and non-standardized total return quotation figures for the period ended December 31, 2000 for the subaccounts under the contract issued by the Company. Both sets of returns reflect the current level of separate account charges effective December 11, 2001, as if the charges had been in effect during all periods shown. The returns reflect a 0.75% annual mortality and expense risk charge for the Aetna Fund subaccounts, the Portfolio Partners subaccounts and the Pilgrim Fund subaccounts, a 0.85% annual mortality and expense risk charge for all other subaccounts, and a 0.25% annual administrative expense charge for all subaccounts. The mortality and expense risk charge for all subaccounts was 1.25% on an annual basis until December 11, 2001 and the administrative expense charge was 0.00% on an annual basis until December 11, 2001. For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows average annual total return since the fund's inception date.

     For the subaccounts funded by the Portfolio Partners, Inc. (PPI) portfolios, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the PPI portfolio from November 28, 1997, the date the Portfolio commenced operations; and one quotation based on (a) performance through November 26, 1997 of the fund it replaced under many contracts and; (b) after November 26, 1997, based on the performance of the PPI portfolio.


o The following replaces the Standardized and Non-Standardized performance tables:

X.SAI81216-01                                                      DECEMBER 2001

                                                           -----------------------------------------------------------------------
                                                                                                                      DATE
                                                                                                                  CONTRIBUTIONS
                                                                                   STANDARDIZED                  FIRST RECEIVED
                                                                                                                    UNDER THE
                                                                                                                SEPARATE ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      SINCE
                             SUBACCOUNT                       1 YEAR       5 YEAR       10 YEAR     INCEPTION*
----------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                              (1.65%)       10.80%                     11.70%       07/05/1995
----------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.(1)                                   (1.55%)       12.13%       11.46%
----------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                              8.55%        4.66%         6.70%
----------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                          (0.58%)       9.26%                      10.08%       07/05/1995
----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                (11.85%)      12.98%       12.69%
----------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                (10.31%)                                 18.03%       10/31/1996
----------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP                                   18.72%                                  15.56%       05/04/1998
----------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP                                 8.73%                                   1.97%        05/04/1998
----------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                               3.77%        8.34%                      9.04%        07/05/1995
----------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                   5.32%        4.50%         4.08%
----------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                    9.10%                                   19.47%       05/30/1997
----------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)                         (4.19%)       10.10%       10.03%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                          7.24%        12.26%                     14.86%       05/31/1994
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                           (23.32%)                                (10.73%)      05/12/1998
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                      (4.98%)       9.95%                      9.26%        03/31/1994
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio                       (7.64%)       16.52%                     18.18%       05/31/1995
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio                          (10.29%)      16.69%                     17.93%       05/31/1995
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                      (32.57%)      18.89%                     22.14%       06/30/1994
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                 (15.49%)      18.09%                     19.04%       06/30/1995
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                       (16.59%)      21.68%                     23.40%       05/31/1995
----------------------------------------------------------------------------------------------------------------------------------
MFS(R)Total Return Series                                     14.58%                                  7.49%        05/26/1998
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                         3.94%                                   19.92%       05/04/1998
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                            1.51%                                   0.79%        05/07/1998
----------------------------------------------------------------------------------------------------------------------------------
Pilgrim Emerging Markets Fund, Inc.                          (41.03%)     (2.50%)                    (4.62%)       10/31/1994
----------------------------------------------------------------------------------------------------------------------------------
Pilgrim Natural Resources Trust                               17.20%       7.02%                      6.23%        10/14/1991
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
PPI MFS Capital Opportunities Portfolio                      (6.66%)                                  19.87%       11/28/1997
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/PPI MFS Capital
Opportunities(3)                                             (6.66%)       18.45%       15.47%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
PPI MFS Emerging Equities Portfolio                          (29.49%)                                 9.82%        11/28/1997
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/PPI MFS Emerging Equities(3)        (29.49%)      8.56%                      10.65%       09/30/1993
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio                            (5.43%)                                  11.17%       11/28/1997
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/PPI MFS
Research Growth(3)                                           (5.43%)       5.17%                      8.43%        08/31/1992
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio                   (20.39%)                                 13.79%       11/28/1997
----------------------------------------------------------------------------------------------------------------------------------
Scudder VLIF International/PPI Scudder International
Growth(3)                                                    (20.39%)      12.54%       10.91%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio                    (1.03%)                                  15.13%       11/28/1997
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/PPI T. Rowe Price Growth Equity(3)     (1.03%)       16.62%                     18.61%       10/31/1994
----------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
* Reflects performance from the date contributions were first received in the fund under the separate account.
(1) These funds have been available through the separate account for more than ten years.
(2) The current yield for the subaccount for the seven-day period ended December 31, 2000 (on an annualized basis) was 5.36%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above.
(3) The fund first listed was replaced with the applicable PPI Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable PPI Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago.


                                                          ------------------------------------------------------------------------
                                                                                                                         FUND
                                                                              NON-STANDARDIZED                        INCEPTION
                                                                                                                         DATE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           SINCE
                            SUBACCOUNT                      1 YEAR     3 YEARS    5 YEARS    10 YEARS   INCEPTION**
----------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                            (1.65%)      4.76%      10.80%                  11.70%     07/05/1995
----------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.(1)                                 (1.55%)      8.63%      12.13%     11.46%
----------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                            8.55%       4.53%      4.66%       6.70%
----------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                        (0.58%)      4.39%      9.26%                   10.08%     07/05/1995
----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                              (11.85%)     5.12%      12.98%     12.69%
----------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                              (10.31%)    12.88%                              18.67%     09/16/1996
----------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP                                 18.72%     18.76%                              19.81%     12/16/1997
----------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP                               8.73%       5.21%                              6.61%      12/19/1997
----------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                             3.77%       5.22%      8.34%                   9.04%      07/05/1995
----------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                 5.32%       4.59%      4.50%       4.08%
----------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                  9.10%      16.11%                              21.56%     12/13/1996
----------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)                       (4.19%)      6.94%      10.10%     10.03%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(1)                     7.24%       7.58%      12.26%     16.07%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio(1)                      (23.32%)    (8.10%)     0.37%       8.66%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio(1)                 (4.98%)      5.91%      9.95%      10.74%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio                     (7.64%)     13.42%      16.52%                  19.92%     01/03/1995
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio                        (10.29%)    10.71%      16.69%                  15.69%     08/27/1992
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                    (32.57%)    25.92%      18.89%                  21.14%     09/13/1993
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                               (15.49%)    17.32%      18.09%                  16.77%     09/13/1993
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                     (16.59%)    20.04%      21.68%                  20.95%     09/13/1993
----------------------------------------------------------------------------------------------------------------------------------
MFS(R)Total Return Series                                    14.58%     8.98%      11.86%                  14.09%     01/03/1995
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA(1)                    3.94%      22.51%      21.00%     14.50%
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                          1.51%       1.66%      4.60%                   4.56%      05/03/1993
----------------------------------------------------------------------------------------------------------------------------------
Pilgrim Emerging Markets Fund, Inc.                        (41.03%)    (1.83%)    (2.50%)                 (2.58%)     03/30/1994
----------------------------------------------------------------------------------------------------------------------------------
Pilgrim Natural Resources Trust                             17.20%      1.75%      7.02%                   6.23%      10/14/1991
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
PPI MFS Capital Opportunities Portfolio                    (6.66%)     19.94%                              19.81%     11/28/1997
----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/PPI MFS Capital
Opportunities(3)                                           (6.66%)     19.94%      18.45%     15.47%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
PPI MFS Emerging Equities Portfolio                        (29.49%)    10.58%                              9.82%      11/28/1997
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/PPI MFS Emerging
Equities(3)                                                (29.49%)    10.58%      8.56%      13.86%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio                          (5.43%)     12.25%                              11.17%     11/28/1997
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/
PPI MFS Research Growth(3)                                 (5.43%)     12.25%      5.17%       9.37%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio                 (20.39%)    13.76%                              13.87%     11/28/1997
----------------------------------------------------------------------------------------------------------------------------------
Scudder VLIF International/PPI Scudder
International Growth(3)                                    (20.39%)    13.76%      12.54%     10.91%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio                  (1.03%)     14.83%                              15.08%     11/28/1997
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/PPI T. Rowe Price Growth
Equity(3)                                                  (1.03%)     14.83%      16.62%     18.56%
----------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
**   Reflects performance from the fund's inception date.
(1)  These funds have been in operation for more than ten years.
(2) The current yield for the subaccount for the seven-day period ended December 31, 2000 (on an annualized basis) was 5.36%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above.
(3) The fund first listed was replaced with the applicable PPI Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable PPI Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
------------------------------------------
     (a) Financial Statements:
         (1)      Incorporated by reference in Part A:
                  Condensed Financial Information
         (2)      Incorporated by reference in Part B:
                  Financial Statements of Variable Annuity Account C:
                  -   Statement of Assets and Liabilities as of
                      December 31, 2000
                  -   Statement of Operations for the year ended
                      December 31, 2000
                  - Statements of Changes in Net Assets for the years ended December 31, 2000 and 1999
                  - Condensed Financial Information for the year ended December 31, 2000
                  -   Notes to Financial Statements
                  -   Independent Auditors' Report
                  Financial Statements of Aetna Life Insurance and Annuity
                  Company:
                  -   Independent Auditors' Report
                  - Consolidated Statements of Income for the One Month Ended December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Years Ended December 31, 1999 and 1998
                  -   Consolidated Balance Sheets as of December 31, 2000
                      and 1999
                  - Consolidated Statements of Changes in Shareholder's Equity for the One Month Ended December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Years Ended December 31, 1999 and 1998
                  - Consolidated Statements of Cash Flows for the One Month Ended December 31, 2000, the Eleven Months Ended November 30, 2000 and for the Years Ended December 31, 1999 and 1998
                  -   Notes to Consolidated Financial Statements

     (b) Exhibits
         (1)      Resolution of the Board of Directors of Aetna Life Insurance
                  and Annuity Company establishing Variable Annuity Account C(1)
         (2)      Not applicable
         (3.1)    Broker-Dealer Agreement(2)
         (3.2)    Alternative Form of Wholesaling Agreement and Related Selling
                  Agreement(3)
         (3.3)    Broker-Dealer Agreement dated June 7, 2000 between Aetna Life
                  Insurance and Annuity Company and Aetna Investment Services,
                  Inc. (AISI) and Letter of Assignment to AISI(4)
         (3.4)    Underwriting Agreement dated November 17, 2000 between Aetna
                  Life Insurance and Annuity Company and Aetna Investment
                  Services, LLC(4)
         (4.1)    Variable Annuity Contract (G-401-IB(X/M))(5)
         (4.2)    Variable Annuity Contract (G-CDA-IB(XC/SM))(5)

         (4.3) Endorsement (EGET-IC(R)) to Contracts G-401-IB(X/M) and G-CDA-IB(XC/SM)(3)
         (4.4) Endorsement (ESUNYSDO97) to Contracts G-CDA-IB(XC/SM) and G-401-IB(X/M)(6)
         (4.5) Form of Endorsement (ESU401-01) to Contract G-401-IB(X/M) and Certificate GC401-IB(X/M)
         (4.6) Form of Endorsement (ESU403-01) to Contract G-401-IB(X/M) and Certificate GC401-IB(X/M)
         (5)      Variable Annuity Contract Application (300-MOP-IB)(7)
         (6.1) Certificate of Incorporation of Aetna Life Insurance and Annuity Company(8)
         (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(9)
         (6.3) By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(10)
         (7)      Not applicable
         (8.1) Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(2)
         (8.2) Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus
                  Investment Management, Inc. dated as of May 1, 1998(11)
         (8.3)    Second Amendment dated December 31, 1999 to Fund Participation
                  Agreement by and among Aetna Life Insurance and Annuity
                  Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, Aetna Variable Portfolio, Inc., on behalf of each of its series, and Aeltus Investment Management, Inc., dated as of May 1, 1998 and amended on November 9, 1998(12)
         (8.4) Third Amendment dated February 11, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, Aetna Variable Portfolio, Inc., on behalf of each of its series, and Aeltus Investment Management, Inc., dated as of May 1, 1998, amended on November 9, 1998 and December 31, 1999(13)
         (8.5) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund,

                  Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000(13)
         (8.6) Fifth Amendment dated February 27, 2001 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000(14)
         (8.7) Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)
         (8.8) Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(12)
         (8.9) Second Amendment dated February 11, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sales of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series and Aetna Variable Portfolio, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc., dated as of May 1, 1998 and amended on November 4, 1998(13)
         (8.10) Third Amendment dated May 1, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998, November 4, 1998 and February 11, 2000(15)

         (8.11) Fund Participation Agreement among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated December 1, 1997(16)
         (8.12) Service Agreement between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated December 1, 1997(16)
         (8.13) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(9)
         (8.14) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(17)
         (8.15) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(18)
         (8.16) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997(2)
         (8.17) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                  1996, May 1, 1997, November 6, 1997 and May 1, 1998(12)
         (8.18) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,1996(9)
         (8.19) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(17)
         (8.20) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(19)

         (8.21) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998(2)
         (8.22) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                  1996, May 1, 1997, January 20, 1998 and May 1, 1998(13)
         (8.23) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(20)
         (8.24) Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(17)
         (8.25) Service Contract between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company dated May 2, 1997(12)
         (8.26) Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(21)
         (8.27) Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company dated December 8, 1997(11)
         (8.28) Second Amendment dated December 1, 1999 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997 and amended on October 12, 1998(22)
         (8.29) Amendment dated as of August 1, 2000 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997, as amended on October 12, 1998 and December 1, 1999(23)
         (8.30) Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997(21)
         (8.31) First Amendment dated as of August 1, 2000 to Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997(23)
         (8.32) Distribution and Shareholder Services Agreement - Service Shares of Janus Aspen Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company(23)
         (8.33) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991(3)

         (8.34)   Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company, Lexington Emerging Markets Fund, Inc. and
                  Lexington Management Corporation dated April 28, 1994(24)
         (8.35)   Fund Participation Agreement among MFS Variable Insurance
                  Trust, Aetna Life Insurance and Annuity Company and
                  Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November
                  28, 1997(2)
         (8.36)   Fourth Amendment dated May 1, 1998 to the Fund Participation
                  Agreement by and among MFS Variable Insurance Trust, Aetna
                  Life Insurance and Annuity Company and Massachusetts Financial
                  Services Company dated April 30, 1996, and amended on
                  September 3, 1996, March 14, 1997 and November 28, 1997(25)
         (8.37)   Fifth Amendment dated May 1, 1998 to Fund Participation
                  Agreement by and among MFS Variable Insurance Trust, Aetna
                  Life Insurance and Annuity Company and Massachusetts Financial
                  Services Company dated April 30, 1996, and amended on
                  September 3, 1996, March 14, 1997, November 28, 1997 and May
                  1, 1998(26)
         (8.38)   Fifth Amendment dated July 1, 1999 to Fund Participation
                  Agreement by and among MFS Variable Insurance Trust, Aetna
                  Life Insurance and Annuity Company and Massachusetts Financial
                  Service Company dated April 30, 1996, and amended on September
                  3, 1996, March 14, 1997, November 28, 1997 and May 1, 1998(27)
         (8.39)   Sixth Amendment dated November 17, 2000 between Aetna Life
                  Insurance and Annuity Company, MFS Variable Insurance Trust
                  and Massachusetts Financial Services Company dated April 30,
                  1996, as amended on September 3, 1996, March 14, 1997,
                  November 28, 1997, May 1, 1998 and July 1, 1999(4)
         (8.40)   Fund Participation Agreement dated March 11, 1997 between
                  Aetna Life Insurance and Annuity Company and Oppenheimer
                  Variable Annuity Account Funds and Oppenheimer Funds, Inc.(28)
         (8.41)   First Amendment dated December 1, 1999 to Fund Participation
                  Agreement between Aetna Life Insurance and Annuity Company and
                  Oppenheimer Variable Annuity Account Funds and Oppenheimer
                  Funds, Inc. dated March 11, 1997(12)
         (8.42)   Service Agreement effective as of March 11, 1997 between
                  Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity
                  Company(28)
         (8.43)   Fund Participation Agreement among Pilgrim Variable Products
                  Trust, Aetna Life Insurance and Annuity Company and ING
                  Pilgrim Securities, Inc.(29)
         (9)      Opinion and Consent of Counsel
         (10)     Consent of Independent Auditors
         (11)     Not applicable
         (12)     Not applicable
         (13)     Schedule for Computation of Performance Data(30)
         (14.1)   Powers of Attorney(31)
         (14.2)   Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2.   Incorporated by reference to Registration Statement on Form N-4
     (File No. 333-56297) as filed on June 8, 1998.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
5. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 17, 1996.
6. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-81216), as filed on February 12, 1997.
7. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-91846), as filed on April 13, 1998.
8. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.
9. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
10. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.
11. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
12. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
13. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
14. Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.
15. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 26, 2000.
16. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
17. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
18. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
19. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
20. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
21. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.

22. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
23. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.
24. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 22, 1996.
25. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
26. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-56297), as filed on February 16, 1999.
27. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-56297), as filed on November 23, 1999.
28. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.
29. Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001.
30. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 15, 1998.
31. Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 33-81216), as filed on
     April 9, 2001.

Item 25.   Directors and Officers of the Depositor*
-----------------------------------------------------

Name and Principal
Business Address                   Positions and Offices with Depositor
----------------                   ------------------------------------

Thomas J. McInerney**              Director and President

Wayne R. Huneke***                 Director and Chief Financial Officer

Robert C. Salipante****            Director

P. Randall Lowery***               Director

Mark A. Tullis***                  Director

Deborah Koltenuk**                 Vice President and Corporate Controller

Paula Cludray-Engelke****          Secretary

Brian Murphy**                     Vice President and Chief Compliance Officer

     * These individuals may also be directors and/or officers of other affiliates of the Company.
    ** The principal business address of these directors and officers is
       151 Farmington Avenue, Hartford, Connecticut 06156.
   *** The principal business address of these directors and officers is 5780
       Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.
  **** The principal business address of this Director and this Officer is 20
       Washington Avenue South, Minneapolis, Minnesota 55401.

Item 26.   Persons Controlled by or Under Common Control with the Depositor or
-------------------------------------------------------------------------------
Registrant
----------

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 33-81216), as filed on April 9, 2001.

Item 27.   Number of Contract Owners
------------------------------------

     As of August 31, 2001, there were 619,556 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28.   Indemnification
--------------------------

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1,

1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in
Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Section 20 of the Aetna Investment Services, LLC (AIS) Limited Liability Company Agreement provides that AIS will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of AIS, as long as he acted in good faith on behalf of AIS and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter
------------------------------

     (a) In addition to serving as the principal underwriter for the Registrant, Aetna Investment Services, LLC (AIS) also acts as the principal underwriter for Portfolio Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940
         Act)). Additionally, AIS acts as the principal underwriter for Variable Life Account B of Aetna Life Insurance and Annuity Company (Aetna), Variable Life Account C of Aetna, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). AIS is also the principal underwriter for Variable Annuity Account

         I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) The following are the directors and officers of the Principal
         Underwriter:

Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
----------------                                    ---------------------

Marie Augsberger*                                   Director and President

Allan Baker*                                        Director and Senior Vice President

Robert L. Francis**                                 Director and Senior Vice President

Steven A. Haxton*                                   Senior Vice President

Gary J. Hegedus*                                    Senior Vice President

Deborah Koltenuk*                                   Vice President, Treasurer and Chief Financial Officer

Therese Squillacote*                                Vice President and Chief Compliance Officer

John F. Todd*                                       Corporate Secretary and Counsel (Chief Legal Officer)

Martin T. Conroy*                                   Vice President and Assistant Treasurer

Reginald Bowen*                                     Vice President

Christina Lareau*                                   Vice President

Dwyatt McClain*                                     Vice President

Terran Titus*                                       Vice President

William T. Abramowicz                               Vice President
2525 Cabot Dr., Ste. 300
Lisle, IL  60532

Douglas J. Ambrose**                                Vice President

Louis E. Bachetti                                   Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ  07095

Ronald R. Barhorst                                  Vice President
7676 Hazard Ctr. Dr.
San Diego, CA  92108

Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
----------------                                    ---------------------

Robert H. Barley***                                 Vice President

Steven M. Bresler                                   Vice President
6430 South Fiddler's Green Cir.,
Ste. 210
Englewood, CO  80111

David Brounley***                                   Vice President

Daniel P. Charles                                   Vice President
5 Penn Plaza, 11th Fl.
New York, NY 10001-1879

Brian D. Comer*                                     Vice President

Albert J. DiCristofaro, Jr.                         Vice President
8911 Capitol of TX Hwy., Bldg. 2,
Ste. 2210
Austin, TX  78759

John B. Finigan                                     Vice President
1601 Trapelo Rd.
Waltham, MA  02451

Brian P. Harrington                                 Vice President
12701 Fair Lakes Cir., Ste. 470
Fairfax, VA  22033

Bernard P. Heffernon****                            Vice President

William S. Jasien****                               Vice President

Jess D. Kravitz**                                   Vice President

George D. Lessner                                   Vice President
1755 N. Collins Blvd., Ste. 350
Richardson, TX  75080

Katherine E. Lewis                                  Vice President
2675 N. Mayfair Rd., Ste. 501
Milwaukee, WI  53226

Susan J. Lewis                                      Vice President
16530 Ventura Blvd., Ste. 600
Encino, CA  91436

Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
----------------                                    ---------------------

James F. Lille                                      Vice President
159 Wolf Rd., 1st Fl.
Albany, NY  12205

David J. Linney                                     Vice President
2900 N. Loop W., Ste. 180
Houston, TX  77092

Richard T. Mason                                    Vice President
440 S. Warren St., Ste. 702
Syracuse, NY  13202

Joseph F. McClain*                                  Vice President

Pamela Mulvey*                                      Vice President

W. Michael Montgomery                               Vice President
5100 W. Lemon St., Ste. 213
Tampa, FL  33609

Scott T. Neeb**                                     Vice President

Patrick F. O'Christie                               Vice President
The Pavilions, 1700 Lyons Rd.,
Ste. D
Dayton, OH  45458

Paulette Playce                                     Vice President
Two City Place Dr., Ste. 300
St. Louis, MO  63141

Marcellous J. Reed                                  Vice President
2677 N. Main St., Ste. 500
Santa Ana, CA  92705

Charles A. Sklader                                  Vice President
7720 N. 16th St., Ste. 150
Phoenix, AZ  85020

Frank W. Snodgrass                                  Vice President
150 4th Ave., N., Ste. 410
Nashville, TN  37219

Name and Principal                                  Positions and Offices with
Business Address                                    Principal Underwriter
----------------                                    ---------------------

S. Bradford Vaughan, Jr.                            Vice President
601 Union St., Ste. 810
Seattle, WA  98101

Mark Woolhiser                                      Vice President
26957 Northwestern Hwy., Ste. 150
Southfield, MI  48034

David A. Kelsey*                                    Assistant Vice President


* The principal business address of these directors and officers is 151 Farmington Avenue, Hartford, Connecticut 06156
** The principal business address of these directors and officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588
*** The principal business address of these officers is 100 Corporate Pl., 3rd Fl., Rocky Hill, Connecticut 06067
**** The principal business address of these officers is 10740 Nall Ave, Ste. 120, Overland Park, Kansas 66211

    (c) Compensation from January 1, 2000 to December 31, 2000:

     (1)            (2)                (3)                 (4)                   (5)

Name of       Net Underwriting    Compensation
Principal     Discounts and       on Redemption        Brokerage
Underwriter   Commissions         or Annuitization     Commissions         Compensation*
-----------   -----------         ----------------     -----------         -------------

Aetna Life                          $4,282,754                              $178,558,430
Insurance and
Annuity
Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C. Of this amount, $13,700,318 is attributable to deductions for mortality and expense risk guarantees and contract charges for such contracts during December 2000.

         Compensation from January 1, 2000 to December 31, 2000:

     (1)            (2)                (3)                 (4)                   (5)

Name of       Net Underwriting    Compensation
Principal     Discounts and       on Redemption        Brokerage
Underwriter   Commissions         or Annuitization     Commissions         Compensation**
-----------   -----------         ----------------     -----------         --------------

Aetna                                                                       $1,126,164
Investment
Services, LLC

** Reflects compensation paid to AIS attributable to regulatory and operating expenses associated with the distribution of all products issued by Aetna Life Insurance and Annuity Company and Aetna Insurance Company of America during 2000. Of this amount, $61,297 is attributable to fees paid to AIS in connection with its activities as distributor and principal underwriter in December 2000 for all products issued by the Registrant for Variable Annuity Account C.

Item 30.   Location of Accounts and Records
-------------------------------------------

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

and

                      Aetna Service Center
                      18 Corporate Woods Blvd., Fourth Floor
                      P.O. Box 12894
                      Albany, New York  12212-2894

Item 31.   Management Services
------------------------------

     Not applicable

Item 32.   Undertakings
-----------------------

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (e) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, has caused this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-81216) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 12th day of October, 2001.

                                        VARIABLE ANNUITY ACCOUNT C OF AETNA
                                        LIFE INSURANCE AND ANNUITY COMPANY
                                            (Registrant)

                                 By:    AETNA LIFE INSURANCE AND ANNUITY
                                        COMPANY
                                            (Depositor)

                                 By:    Thomas J. McInerney*
                                        ----------------------------------------
                                        Thomas J. McInerney
                                        President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 19 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                              Title                                                                  Date
---------                              -----                                                                  ----

Thomas J. McInerney*                   Director and President                                         )
-------------------------------------                                                                 )
Thomas J. McInerney                    (principal executive officer)                                  )
                                                                                                      )
Wayne R. Huneke*                       Director and Chief Financial Officer                           )   October
-------------------------------------                                                                 )   12, 2001
Wayne R. Huneke                                                                                       )
                                                                                                      )
Randy Lowery*                          Director                                                       )
-------------------------------------                                                                 )
Randy Lowery                                                                                          )
                                                                                                      )
Robert C. Salipante*                   Director                                                       )
-------------------------------------                                                                 )
Robert C. Salipante                                                                                   )
                                                                                                      )
Mark A. Tullis*                        Director                                                       )
-------------------------------------                                                                 )
Mark A. Tullis                                                                                        )
                                                                                                      )

Deborah Koltenuk*                      Corporate Controller                                           )
-------------------------------------                                                                 )
Deborah Koltenuk                                                                                      )


By:  /s/  Julie E. Rockmore
     ------------------------------------------------------------
     Julie E. Rockmore
     *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                  EXHIBIT INDEX


Exhibit No.           Exhibit
-----------           -------

99-B.4.5              Form of Endorsement (ESU401-01) to
                      Contract G-401-IB(X/M) and Certificate
                      GC401-IB(X/M)
                                                               -----------------

99-B.4.6              Form of Endorsement (ESU403-01) to
                      Contract G-401-IB(X/M) and Certificate
                      GC401-IB(X/M)
                                                               -----------------

99-B.9                Opinion and Consent of Counsel
                                                               -----------------

99-B.10               Consent of Independent Auditors
                                                               -----------------